UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number: _____
	This Amendment (Check only one.):  	[  ] is a restatement.
						[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Robinson
Title:		Senior Investment Officer
Phone:		972-985-7162

Signature, Place, and Date of Signing:

___________________		_______________________		____________
[Signature]			[City, State]				[Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here is all holdings of this reporting manager reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: __0__
Form 13F Information Table  Entry Total:  ___51___
Form  13F Information Table Value Total: __$80,561,415.22
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

Name of Issuer                       Title Cusip        Market Value    Shares SH/InvestmeSole Voti
Costco Wholesale                      COM  22160K105    3,829,395.44  93,218.00SH   SOLE     Yes
Masco                                 COM  574599106    3,769,708.80 151,030.00SH   SOLE     Yes
Citigroup                             COM  172967101    3,653,516.15  69,143.00SH   SOLE     Yes
Texas Instruments                     COM  882508104    3,435,799.50 109,073.00SH   SOLE     Yes
Home Depot                            COM  437076102    3,073,882.45  66,034.00SH   SOLE     Yes
Microsoft                             COM  594918104    3,051,035.00  41,795.00SH   SOLE     Yes
Gap                                   COM  364760108    2,893,417.00  99,773.00SH   SOLE     Yes
Dover                                 COM  260003108    2,602,556.25  69,125.00SH   SOLE     Yes
United Parcel Service                 COM  911312106    2,587,359.20  44,764.00SH   SOLE     Yes
Schlumberger                          COM  806857108    2,534,571.00  48,140.00SH   SOLE     Yes
Interpublic Group                     COM  460690100    2,488,410.40  84,784.00SH   SOLE     Yes
Universal Forest Prods.               COM  913543104    2,432,925.00 108,130.00SH   SOLE     Yes
Charles Schwab                        COM  808513105    2,389,217.40 156,158.00SH   SOLE     Yes
Nokia ADR                             COM  654902204    2,323,897.60 105,540.00SH   SOLE     Yes
Cisco Systems                         COM  17275R102    2,197,158.60 120,723.00SH   SOLE     Yes
Walt Disney                           COM  254687106    2,189,358.59  75,782.58SH   SOLE     Yes
SBC Communications                    COM  78387G103    2,146,054.26  53,571.00SH   SOLE     Yes
Alcoa                                 COM  013817101    2,034,222.00  51,630.00SH   SOLE     Yes
NIKE                                  COM  654106103    2,006,282.20  47,780.00SH   SOLE     Yes
Vodafone Airtouch ADR                 COM  92857T107    1,962,061.80  87,788.00SH   SOLE     Yes
Philips Electronics ADR               COM  500472204    1,886,546.97  71,379.00SH   SOLE     Yes
Emerson Electric                      COM  291011104    1,828,431.00  30,222.00SH   SOLE     Yes
Applied Materials                     COM  038222105    1,750,906.00  35,660.00SH   SOLE     Yes
Concord EFS                           COM  206197105    1,734,793.55  33,355.00SH   SOLE     Yes
La-Z-Boy                              COM  505336107    1,674,990.00  90,540.00SH   SOLE     Yes
HSBC Holdings ADR                     COM  404280406    1,639,762.50  27,375.00SH   SOLE     Yes
MBNA                                  COM  55262L100    1,494,447.25  45,355.00SH   SOLE     Yes
BankAmerica                           COM  060505104    1,456,988.13  24,271.00SH   SOLE     Yes
Carlisle                              COM  142339100    1,245,905.10  35,730.00SH   SOLE     Yes
Dell Computer                         COM  247025109    1,228,553.15  46,981.00SH   SOLE     Yes
Sun Microsystems                      COM  866810104    1,227,291.84  78,072.00SH   SOLE     Yes
Compaq Computers                      COM  204493100    1,211,240.55  78,195.00SH   SOLE     Yes
EMC                                   COM  268648102    1,106,340.20  38,084.00SH   SOLE     Yes
Martin Marietta Matrls                COM  573284106    1,103,379.55  22,295.00SH   SOLE     Yes
Manitowoc                             COM  563571108      764,050.00  25,900.00SH   SOLE     Yes
Nortel Networks                       COM  656568102      727,190.91  79,999.00SH   SOLE     Yes
Vesta Insurance                       COM  925391104      700,800.00  64,000.00SH   SOLE     Yes
Yahoo!                                COM  984332106      636,881.40  31,860.00SH   SOLE     Yes
Electronic Data Systems               COM  285661104      542,937.50   8,687.00SH   SOLE     Yes
Exxon Mobil                           COM  316390699      465,051.36   5,324.00SH   SOLE     Yes
General Electric                      COM  369604103      434,655.00   8,916.00SH   SOLE     Yes
Alliant Energy                        COM  018802108      415,649.85  14,259.00SH   SOLE     Yes
IBM                                   COM  459200101      363,023.13   3,212.59SH   SOLE     Yes
Inet Technologies                     COM  45662V105      314,332.20  38,380.00SH   SOLE     Yes
Intel                                 COM  458140100      257,751.00   8,812.00SH   SOLE     Yes
Pfizer                                COM  717081103      250,445.17   6,253.31SH   SOLE     Yes
Halliburton                           COM  406216101      216,448.00   6,080.00SH   SOLE     Yes
Redback Networks                      COM  757209101      148,241.48  16,619.00SH   SOLE     Yes
Level 3 Communications                COM  52729N100       75,053.79  13,671.00SH   SOLE     Yes
Allied Holdings                       COM  019223106       58,395.00  22,900.00SH   SOLE     Yes
Phoenix Assoc. Land                   COM  719005100          105.00 105,000.00SH   SOLE     Yes